SHARE-BASED PAYMENTS - Option activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding
Number of options, Outstanding, Beginning balance | shares	15,060,889	15,060,889
Number of options, Forfeited/expired | shares	(496,206)	(496,206)
Number of options, Exercised | shares	(57,990)	(57,990)
Number of options, Outstanding, Ending balance | shares	14,506,693	14,506,693	15,060,889	15,060,889
Number of options, Vested and expected to vest | shares	14,506,693	14,506,693
Number of options, Exercisable | shares	13,174,568	13,174,568
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price.
Weighted-average exercise price, Outstanding, Beginning balance	$ 0.15
Weighted-average exercise price, Forfeited/expired	0.87
Weighted-average exercise price, Exercised	0.11
Weighted-average exercise price, Outstanding, Ending balance	0.12		$ 0.15
Weighted-average exercise price, Vested and expected to vest	0.12
Weighted-average exercise price, Exercisable	0.13
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value
Weighted-average grant-date fair value, Outstanding, Beginning balance	1.01
Weighted-average grant-date fair value, Forfeited/expired	0.87
Weighted-average grant-date fair value, Outstanding, Ending balance	1.02		$ 1.01
Weighted-average grant-date fair value, Vested and expected to vest	1.02
Weighted-average grant-date fair value, Exercisable	$ 1.09
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures
Weighted-average remaining contractual term, Outstanding (Years)	5 years 10 months 17 days	5 years 10 months 17 days	6 years 10 months 13 days	6 years 10 months 13 days
Weighted-average remaining contractual term, Vested and expected to vest (Years)	5 years 10 months 17 days	5 years 10 months 17 days
Weighted-average remaining contractual term, Exercisable (Years)	5 years 8 months 1 day	5 years 8 months 1 day
Aggregate intrinsic value, Outstanding, Beginning balance | $	$ 7,396
Aggregate intrinsic value, Exercised	13	¥ 95		¥ 272	¥ 32
Aggregate intrinsic value, Outstanding, Ending balance | $	3,289		$ 7,396
Aggregate intrinsic value, Vested and expected to vest | $	3,289
Aggregate intrinsic value, Exercisable | $	$ 2,905